Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information [abstract]
Entity Registrant Name	FORTUNA SILVER MINES INC
Entity Central Index Key	0001341335
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	159,636,983